Acquisitions and Dispositions (Details 3) (USD $)						12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) Customer relationships Y	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Customer relationships	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Registered trademarks	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt) Technology Y	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) Technology
Business acquisition, purchase price allocation
Working capital					$ 348,000,000
Property, equipment, and capitalized software					297,000,000
Identifiable intangible assets							1,800,000,000	890,000,000		215,000,000
Other non-current assets					344,000,000
Long-term debt					346,000,000
Other non-current liabilities					360,000,000
Net deferred tax liability					1,021,000,000
Net assets acquired					2,167,000,000
Goodwill			50,000,000	2,715,000,000	2,765,000,000
Total consideration transferred	103,000,000	5,089,000,000			4,932,000,000
Other current assets					31,000,000
Net deferred tax liability included in other non-current assets					30,000,000
Other current liabilities					7,000,000
Net deferred tax liability included in other non-current liabilities					$ 1,100,000,000
Weighted average useful life (in years)						12			7